November 29, 2022

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Real Estate Income and Growth Fund

Class A Shares – TICKER: SOAAX

Class C Shares – TICKER: SACRX

Institutional Shares - TICKER: SOIAX

Spirit of America Large Cap Value Fund

Class A Shares - TICKER: SOAVX

Class C Shares – TICKER: SACVX

Institutional Shares - TICKER: SOIVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares – TICKER: SOAMX

Class C Shares – TICKER: SACFX

Institutional Shares - TICKER: SOIMX

Spirit of America Income Fund

Class A Shares - TICKER: SOAIX

Class C Shares – TICKER: SACTX

Institutional Shares - TICKER: SOITX

Spirit of America Income & Opportunity Fund

Class A Shares – TICKER: SOAOX

Class C Shares – TICKER: SACOX

Institutional Shares - TICKER: SOIOX

Each a Series of Spirit of America Investment Fund, Inc.

Supplement to the Statement of Additional Information Dated May 1, 2022

Effective as of October 24, 2022, Mr. Richard Weinberger has resigned as a Director of Spirit of America Investment Fund, Inc. (the “Company”), and has assumed a role at the Company’s invitation to serve as a Director Emeritus for a period of one year. Simultaneously therewith, the Company elected Mr. John Desmond to serve as an Independent Director of the Company. Accordingly, the Statement of Additional Information (“SAI”) of the Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), Spirit of America Large Cap Value Fund (the “Value Fund”), Spirit of America Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”), Spirit of America Income Fund (the “Income Fund”) and Spirit of America Income & Opportunity Fund (the “Opportunity Fund” and collectively, the “Funds”) is revised to include the information that follows.

The Directors table on page 11 of the SAI is updated to include the following information of Mr. John Desmond:

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Name (Age) and Address	Position(s) Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years

INDEPENDENT DIRECTORS
John Desmond (72) c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791	Director	Since 2022	Former Senior Audit Partner, Partner in Charge of Long Island office and Partnership Board Member of Grant Thornton, LLP (August 1980 to July 2015).	6

Director and Member of the Compensation Committee, Risk Committee and Ad-Hoc Strategic Planning Committee and Chair of the Audit Committee, The First of Long Island Corporation and its wholly owned subsidiary, The First National Bank of Long Island (2016 to present);

Director and Chair of the Audit Committee, Clip Money Inc. (2022 to present); and

Treasurer and Board Member, Theodore Roosevelt Council, Boy Scouts of America, Inc. (1992 to present).

Former Director, Former Chair of the Audit Committee and Former Member of the Compensation Committee and Nominating & Corporate Governance Committee, MusclePharm Corporation (2017 to 2021); and

Former Chair of the Audit Committee, North Hempstead Country Club (2000 to 2019).

1 Each Director serves for an indefinite term, until his success is elected.

The Directors’ biographical information on page 13 of the SAI is updated to include the following:

John Desmond Mr. Desmond has been a director of the Company since 2022. He is a Certified Public Accountant has over 40 years of business leadership

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experience, including as an audit partner on publicly and privately held companies, both international and domestic.

The sixth and eighth paragraphs in the section titled “Leadership Structure and Responsibilities of the Board of Directors and Committees” on pages 14 and 15 of the SAI is replaced with the following:

The Audit Committee is comprised of Messrs, Kaufman, Thune and Desmond. The Audit Committee makes recommendations to the Board with respect to the engagement of independent auditors, approves all auditing and other services provided to the company and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Energy Fund’s financial operations. During the fiscal year ended November 30, 2021, there were four Audit Committee meetings.

***

The Compliance Committee consists of Messrs, Kaufman, Thune and Desmond and Joseph Pickard, as the Company’s Chief Compliance Officer. The Compliance Committee has the responsibility of, among other things, monitoring the Company’s compliance with applicable law. During the fiscal year ended November 30, 2021, there were four Compliance Committee meetings.

The table reflecting the aggregate dollar range of equity securities beneficially held by each Director in the section titled “Security and Other Interests” on page 14 of the SAI is updated to reflect Mr. Desmond’s information below.

 Security and Other Interests

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each director in the Funds as of December 31, 2021.

Aggregate Dollar Range of Equity Securities Beneficially Owned In
Name of Director	John Desmond
Real Estate Fund	None
Value Fund	None
Municipal Tax Free Bond Fund	None
Income Fund	None
Opportunity Fund	None
All Registered Investment Companies Overseen by Director within the Spirit of America Investment Funds	None

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The following sentence is added to the second paragraph in the section titled “Compensation” on page 15 of the SAI:

As Mr. John Desmond was elected as a Director of the Company effective in October 2022, he did not receive any compensation from the Company for the fiscal year ended December 31, 2021.

* * *

Further Information

For further information, please contact the Spirit of America Investment Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Spirit of America Investment Funds’ Summary Prospectus(es), Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Funds’ website at www.SOAFunds.com.

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November 29, 2022

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA ENERGY FUND

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

Institutional Shares – TICKER: SAIEX

A Series of Spirit of America Investment Fund, Inc.

Supplement to the Statement of Additional Information Dated March 30, 2022

Effective as of October 24, 2022, Mr. Richard Weinberger has resigned as a Director of Spirit of America Investment Fund, Inc. (the “Company”), and has assumed a role at the Company’s invitation to serve as a Director Emeritus for a period of one year. Simultaneously therewith, the Company elected Mr. John Desmond to serve as an Independent Director of the Company. Accordingly, the Statement of Additional Information (“SAI”) of the Spirit of America Energy Fund (the “Energy Fund”) is revised to include the information that follows.

The Directors table on page 13 of the SAI is updated to include the following information of Mr. John Desmond:

Name (Age) and Address	Position(s) Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years

INDEPENDENT DIRECTORS
John Desmond (72) c/o Spirit of America Investment Fund, Inc. 477 Jericho Turnpike Syosset, New York 11791	Director	Since 2022	Former Senior Audit Partner, Partner in Charge of Long Island office and Partnership Board Member of Grant Thornton, LLP (August 1980 to July 2015).	6	Director and Member of the Compensation Committee, Risk Committee and Ad-Hoc Strategic Planning Committee and Chair of the Audit Committee, The First of Long Island Corporation and its wholly owned subsidiary, The First National Bank of Long Island (2016 to present);

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Name (Age) and Address	Position(s) Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past Five Years

Director and Chair of the Audit Committee, Clip Money Inc. (2022 to present); and

Treasurer and Board Member, Theodore Roosevelt Council, Boy Scouts of America, Inc. (1992 to present).

Former Director, Former Chair of the Audit Committee and Former Member of the Compensation Committee and Nominating & Corporate Governance Committee, MusclePharm Corporation (2017 to 2021); and

Former Chair of the Audit Committee, North Hempstead Country Club (2000 to 2019).

1 Each Director serves for an indefinite term, until his success is elected.

The Directors’ biographical information on page 15 of the SAI is updated to include the following:

John Desmond Mr. Desmond has been a director of the Company since 2022. He is a Certified Public Accountant has over 40 years of business leadership experience, including as an audit partner on publicly and privately held companies, both international and domestic.

The sixth and eighth paragraphs in the section titled “Leadership Structure and Responsibilities of the Board of Directors and Committees” on page 16 of the SAI is replaced with the following:

The Audit Committee is comprised of Messrs, Kaufman, Thune and Desmond. The Audit Committee makes recommendations to the Board with respect to the engagement of independent auditors, approves all auditing and other services provided to the company and reviews with the independent auditors the plan and results of the audit engagement and matters having a material

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effect on the Energy Fund’s financial operations. During the fiscal year ended November 30, 2021, there were four Audit Committee meetings.

***

The Compliance Committee consists of Messrs, Kaufman, Thune and Desmond and Joseph Pickard, as the Company’s Chief Compliance Officer. The Compliance Committee has the responsibility of, among other things, monitoring the Company’s compliance with applicable law. During the fiscal year ended November 30, 2021, there were four Compliance Committee meetings.

The table reflecting the aggregate dollar range of equity securities beneficially held by each Director in the section titled “Security and Other Interests” on pages 16 and 17 of the SAI is updated to reflect Mr. Desmond’s information below.

 Security and Other Interests

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each director in the Energy Fund as of December 31, 2021.

Aggregate Dollar Range of Equity Securities Beneficially Owned In
Name of Director	Energy Fund	All Registered Investment Companies Overseen by Director within the Spirit of America Investment Funds
John Desmond	None	None

The following sentence is added to the second paragraph in the section titled “Compensation” on page 17 of the SAI:

As Mr. John Desmond was elected as a Director of the Company effective in October 2022, he did not receive any compensation from the Company for the fiscal year ended December 31, 2021.

* * * * *

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Further Information

For further information, please contact the Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Energy Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Fund’s website at www.SOAFunds.com.

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